Intangible assets - Schedule of Breakdown For Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 554,086
Ending balance	562,130
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	247,234
Ending balance	252,212
Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	153,131
Ending balance	157,916
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	88,171
Ending balance	89,261
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	57,440
Ending balance	55,596
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,286
Ending balance	5,628
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	824
Ending balance	1,517
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	755,946
Additions	7,745
Disposals, intangible assets other than goodwill	(765)
Disposals	765
Exchange differences	13,787
Other movements and reclassifications	(60)
Ending balance	776,653
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	247,234
Additions	0
Disposals	0
Exchange differences	4,978
Other movements and reclassifications	0
Ending balance	252,212
Gross carrying amount | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	153,131
Additions	0
Disposals, intangible assets other than goodwill	0
Disposals	0
Exchange differences	4,785
Other movements and reclassifications	0
Ending balance	157,916
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	116,141
Additions	511
Disposals, intangible assets other than goodwill	(2)
Disposals	2
Exchange differences	3,153
Other movements and reclassifications	1
Ending balance	119,804
Gross carrying amount | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	167,522
Additions	4,208
Disposals, intangible assets other than goodwill	0
Disposals	0
Exchange differences	0
Other movements and reclassifications	52
Ending balance	171,782
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	71,094
Additions	2,101
Disposals, intangible assets other than goodwill	(763)
Disposals	763
Exchange differences	865
Other movements and reclassifications	125
Ending balance	73,422
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	824
Additions	925
Disposals, intangible assets other than goodwill	0
Disposals	0
Exchange differences	6
Other movements and reclassifications	(238)
Ending balance	1,517
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	201,860
Disposals, intangible assets other than goodwill	(714)
Disposals	714
Exchange differences	(1,251)
Amortization	(12,122)
Impairment	(4)
Ending balance	214,523
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	27,970
Disposals, intangible assets other than goodwill	(1)
Disposals	1
Exchange differences	(463)
Amortization	(2,111)
Impairment	0
Ending balance	30,543
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	110,082
Disposals, intangible assets other than goodwill	0
Disposals	0
Exchange differences	(22)
Amortization	(6,082)
Impairment	0
Ending balance	116,186
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	63,808
Disposals, intangible assets other than goodwill	(713)
Disposals	713
Exchange differences	(766)
Amortization	(3,929)
Impairment	(4)
Ending balance	67,794
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Disposals, intangible assets other than goodwill	0
Disposals	0
Exchange differences	0
Amortization	0
Impairment	0
Ending balance	€ 0